--------------------------------------------------------------------------------
Fellow Shareholders
--------------------------------------------------------------------------------

The bond market rally that began about one year ago continued through the most recent six-month period ended November 30, 1995, resulting in handsome returns for your fund. This 12-month rally, one of the strongest on record, came right behind one of the sharpest market sell-offs in history in 1994. The rise in bond prices and decline in yields was underpinned by moderate economic growth, low inflation, and good prospects for meaningful budget reform.

MARKET ENVIRONMENT

Long rates as measured by 30-year Treasury bonds fell by almost 200 basis points over the 12 months from 8% to 6.2%, with about one-third of the drop occurring since May 31. The decline in money market rates was less significant. For example, one-year Treasury bills fell some 50 to 60 basis points in each of the past six-month periods. (A basis point is one-hundredth of one percent.)

     The two charts below show interest rate trends from two perspectives. The left-hand chart shows how yields on securities of various maturities declined over the past 12 months except for an uptick last August. Note

--------------------------------------------------------------------------------
Interest Rate Levels
--------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]


    A 4-line chart showing the 30-yr. Treasury bond, 5-yr. Treasury note, 1-yr. Treasury bill, and fed funds rate from 11/30/94 to 11/20/95 that as of November 30, virtually all rates were below the federal funds rate, which was lowered to 5.75% in early July by the Federal Reserve. The right-hand yield curve chart shows the relationship among rates on the shortest maturities out to the longest on three different dates. As you can see, the steeper drop in long-term rates than short-term resulted in a marked flattening of the curve. Since May 31, the rates have dropped across the curve, but the shape of the curve changed little.

    Corporate securities were the top performing sector for both the most recent 6- and 12-month periods. Treasury securities outperformed mortgage-backed securities primarily because investors feared a significant upsurge in mortgage prepayments as interest rates fell. Although this failed to materialize, prepayment concerns dampened enthusiasm for securities such as GNMAs. (Because mortgages are paid off at par value, prepayments cause a loss to investors who may have purchased them at a price above par.)

PERFORMANCE AND STRATEGY REVIEW

For the six-month period ending November 30, your fund posted a solid total return of 5.94%,

--------------------------------------------------------------------------------
Treasury Yield Curves
--------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]


    A 3-line chart showing yields on 11/30/94, 5/31/95 and 11/30/95.

which exceeded the Lehman Aggregate Bond Index and the average return of our Lipper peer group, shown below. The fund's strong 12-month return of 17.57% slightly lagged these benchmarks due in part to our allocations among mortgage securities, Treasuries, and corporates.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                         Periods Ended 11/30/95
                                                         6 Months     12 Months
                                                         ----------------------
New Income Fund                                            5.94%        17.57%
Lehman Aggregate
  Bond Index                                               5.60         17.64
Lipper Average of Corporate
  Bond Funds A-Rated                                       5.54         17.73
--------------------------------------------------------------------------------

    We had expected interest rates to decline over the past months and, accordingly, gradually lengthened the fund's duration and maturity. (Duration measures a fund's price sensitivity to interest rate changes. For example, the fund's 5.4-year duration on November 30 suggests that its price would rise or fall about 5% with each one percentage point fall or rise in rates.) The portfolio's weighted average maturity was extended from 10.1 to 10.6 years between May and November and the weighted average effective duration from 5.1 to
5.4 years. While this strategy helped the fund's performance, our underweighting in corporate securities on a duration-weighted basis restrained results versus our benchmarks, particularly over the 12-month period.

    Sector allocation did not change very much during the past six months, as shown in the chart. Despite a falling rate environment, we maintained a full market weighting in mortgage-backed securities since we believed, and continue to believe, that mortgage prepayments will be below market expectations, enabling these securities to perform well versus others with similar durations.

--------------------------------------------------------------------------------
Portfolio Diversification
--------------------------------------------------------------------------------

                         [TWO PIE CHARTS APPEAR HERE]


    Two pie charts showing percentage asset allocation among U.S. Gov't and agencies, mortgage-backed securities, corporate bonds, other for 5/31/95 and 11/30/95.

OUTLOOK

Your fund benefited from the optimistic tenor of the bond market in recent months--an optimism fueled by widespread expectations of federal deficit reduction. A consensus has emerged that if government spending is indeed curtailed, the Federal Reserve will loosen monetary policy to encourage the greater private-sector spending needed to maintain acceptable economic growth. (Indeed, the Fed did ease a notch after the close of this reporting period, citing lower than expected inflation.) However, if it becomes apparent that Washington is reverting to "business as usual," the Fed is unlikely to ease further, and interest rates could rise.

    Whether today's optimism in the credit markets is warranted will be a key issue in 1996. Your fund is positioned to do well if rates edge a bit lower as we anticipate, but we believe some caution is warranted until the direction of fiscal policy becomes more apparent.

                           Respectfully submitted,

                           /s/ Charles P. Smith

                           Charles P. Smith
                           President and Chairman of the
                           Investment Advisory Committee

December 15, 1995

--------------------------------------------------------------------------------
Portfolio Highlights
T. Rowe Price New Income Fund / November 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Key Statistics
--------------------------------------------------------------------------------

                                                                 Periods Ended
Dividend Yield*                                                November 30, 1995
--------------------------------------------------------------------------------
  6 Months                                                            6.81%
  12 Months                                                           7.11
Dividend Per Share
----------------------------------------
  6 Months                                                           $0.30
  12 Months                                                           0.61
Change in Price Per Share
----------------------------------------
  6 Months (From $8.97 to $9.19)                                     $0.22
  12 Months (From $8.37 to $9.19)                                     0.82
--------------------------------------------------------------------------------

 * Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.

--------------------------------------------------------------------------------
Quality Diversification
--------------------------------------------------------------------------------

                                                           Percent of Net Assets
TRPA Quality Rating*                                       5/31/95      11/30/95
--------------------------------------------------------------------------------
        1                                                    71%           73%
        2                                                     9             7
        3                                                    12            13
        4                                                     7             7
     Below 4                                                  1            --
--------------------------------------------------------------------------------
Weighted Average                                            1.6           1.6
--------------------------------------------------------------------------------

* On a scale of 1 to 10, with Grade 1 representing highest quality.

--------------------------------------------------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended November 30, 1995

               1 Year               5 Years               10 Years
               ------               -------               --------
               17.57%                8.97%                 9.04%

--------------------------------------------------------------------------------
Note: For the above periods ended 9/30/95, the fund's returns were 13.82%, 9.11%, and 9.15%, respectively.

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Maturity Diversification
--------------------------------------------------------------------------------

                                                          Percent of Net Assets
Range                                                     5/31/95      11/30/95
--------------------------------------------------------------------------------
  Short-Term (0 to 1 Year)                                   6%            2%
  Short Intermediate-Term
    (1+ to 5 Years)                                         18            23
  Long Intermediate-Term
    (5+ to 10 Years)                                        47            54
  Long-Term
    (Over 10 Years)                                         29            21
--------------------------------------------------------------------------------
  Weighted Average
    Maturity                                             10.1 yrs.     10.6 yrs.
--------------------------------------------------------------------------------
  Weighted Average
  Effective Duration                                      5.1 yrs.      5.4 yrs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Diversification*
--------------------------------------------------------------------------------

                                                          Percent of Net Assets
                                                          5/31/95      11/30/95
--------------------------------------------------------------------------------
  U.S. Governments, Agencies,
    and Agency-Backed                                       68%           72%
  Banking                                                    6             7
  Industrial                                                 4             4
  Electric Utilities                                         4             3
  Telephone                                                  2             2
  U.S. Dollar-Denominated
    Foreign Securities                                       2             2
--------------------------------------------------------------------------------

* Sectors representing at least 2% of net assets on 11/30/95.

--------------------------------------------------------------------------------
Statement of Net Assets
T. Rowe Price New Income Fund / November 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

                                                                                                   Amount           Value
                                                                                                 ----------       ----------
----------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 24.7%
----------------------------------------------------------------------------------------------------------------------------
BANKING -- 7.1%
Abbey National, MTN, 6.69%, 10/17/05......................................................       $    5,000       $    5,125
ABN AMRO Bank (Chicago), N.V., Sub. Notes, 7.25%, 5/31/05.................................            5,000            5,160
Banca Commerziale Italiana, Sr. Sub. Notes, 8.25%, 7/15/07................................            3,970            4,325
Banco Central Hispano-Americano, C.I., Gtd. Notes, 7.50%, 6/15/05.........................            6,000            6,235
Banesto Delaware, Gtd. Notes, 8.25%, 7/28/02..............................................            5,700            6,178
Bank of Scotland International, (144a), 8.80%, 1/27/04....................................           10,000           11,362
Bankers Trust, 8.25%, 5/1/05..............................................................            5,000            5,519
Chemical Banking, 7.125%, 3/1/05..........................................................            5,000            5,214
Den Danske Bank, 7.25%, 6/15/05...........................................................            4,500            4,675
Fifth Third Bank, 6.75%, 7/15/05..........................................................            4,000            4,105
First Chicago, MTN, 8.20%, 11/14/96.......................................................            5,000            5,116
First National Bank of Boston, 8.375%, 12/15/02...........................................            8,000            8,825
Mercantile Bankshares, Sr. Notes, 6.13%, 7/15/98 (Private Placement)......................            5,000            5,019
NationsBank N.A., 6.75%, 8/15/00..........................................................           10,000           10,297
Norwest, MTN, 6.375%, 9/15/02.............................................................            5,000            5,073
PNC Bank N.A., Sub. Notes, 7.875%, 4/15/05................................................           12,000           13,081
Santander Financial Issuances, 6.80%, 7/15/05.............................................            2,000            2,021
     Gtd. Sub. Notes, 7.875%, 4/15/05.....................................................            4,000            4,336
Union Planters, Sub. Notes, 6.75%, 11/1/05................................................            5,000            5,021
                                                                                                                     116,687
BEVERAGES -- 0.2%
Joseph E. Seagram & Sons, Notes, 7.00%, 4/15/08...........................................            3,000            3,077

ELECTRIC UTILITIES -- 3.2%
Alabama Power, 1st Mtg. Bonds, 7.75%, 2/1/23..............................................            3,650            3,856
Commonwealth Edison, 1st Mtg. Bonds, 9.375%, 2/15/00......................................            5,000            5,580
Consumers Power, 1st Mtg. Bonds, 6.375%, 9/15/03..........................................            5,000            4,870
Cooperative Utility Trust, Equip. Trust Cert., 10.70%, 9/15/17............................            2,500            2,816
Georgia Power, 1st Mtg. Bonds, 7.625%, 3/1/23.............................................            5,750            6,011
     7.95%, 2/1/23........................................................................            3,300            3,492
Gulf States Utilities, 1st Mtg. Bonds, 5.375%, 2/1/97.....................................            4,000            3,873
Monongahela Power, 8.625%, 11/1/21........................................................            4,720            5,038
Northern Indiana Public Service, MTN, 6.90%, 6/1/00.......................................            5,000            5,125
Pacificorp, MTN, 7.12%, 8/15/02...........................................................            3,900            4,064
Potomac Capital Investment, MTN, 6.19%, 4/28/97...........................................            5,000            4,999
Texas Utilities Electric, 1st Mtg. Bonds, 7.875%, 3/1/23..................................            3,450            3,615
                                                                                                                      53,339
FINANCE AND CREDIT -- 1.7%
Advanta, Notes, 5.125%, 11/15/96..........................................................           10,000            9,921
GPA Leasing USA Sub I, Equip. Trust Cert., (144a), 9.125%, 12/2/96........................            9,375            9,172
Lehman Brothers, 7.625%, 8/1/98...........................................................            8,000            8,239
                                                                                                                      27,332

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   Amount           Value
                                                                                                 ----------       ----------
INDUSTRIALS -- 3.6%
Burlington, 7.25%, 9/15/05................................................................       $    5,500       $    5,650
Clorox, Notes, 8.80%, 7/15/01.............................................................            5,000            5,654
Ford Holdings, Gtd. Notes, 9.25%, 3/1/00..................................................            5,000            5,575
Lockheed, 7.875%, 3/15/23.................................................................            5,000            5,296
Monsanto, Deb., 8.20%, 4/15/25............................................................           11,500           12,544
Quantas Airways, Sr. Notes, (144a), 6.625%, 6/30/98.......................................            7,000            7,069
United Technologies, Deb., 8.875%, 11/15/19...............................................            4,340            5,299
Weyerhaeuser, Notes, 9.05%, 2/1/03........................................................           10,600           12,152
                                                                                                                      59,239
INVESTMENT DEALERS -- 1.8%
Bear Stearns, 7.625%, 4/15/00.............................................................            5,000            5,262
Morgan Stanley Group, 6.75%, 3/4/03.......................................................            5,000            5,068
PaineWebber Group, 8.875%, 3/15/05........................................................            5,000            5,627
Salomon, MTN, 6.63%, 1/19/96..............................................................            6,000            5,999
     5.47%, 8/29/97.......................................................................            8,500            8,371
                                                                                                                      30,327
MISCELLANEOUS -- 1.6%
Capital Cities/ABC, Notes, 8.75%, 8/15/21.................................................            7,900            9,636
Kaiser Foundation Health Plan, Notes, 9.00%, 11/1/01......................................           10,325           11,794
Waste Management, Deb., 7.875%, 8/15/96...................................................            5,000            5,069
                                                                                                                      26,499
PETROLEUM -- 1.3%
BP America, Gtd. Notes, 8.50%, 4/15/01....................................................            5,000            5,573
Mobil, Deb., 7.625%, 2/23/33..............................................................            9,250            9,802
Texaco Capital, Deb., 8.65%, 1/30/98......................................................            6,000            6,352
                                                                                                                      21,727
RAILROADS -- 0.4%
Consolidated Rail, Deb., 9.75%, 6/15/20...................................................            5,000            6,616

SAVINGS AND LOAN -- 1.4%
CENFED Financial, Sr. Deb., (144a), 11.17%, 12/15/01......................................            5,000            5,594
Great Western Financial, 6.125%, 6/15/98..................................................            5,900            5,912
     6.375%, 7/1/00.......................................................................            6,000            6,045
Washington Mutual, 7.25%, 8/15/05.........................................................            5,000            5,237
                                                                                                                      22,788
TELEPHONE -- 2.4%
AT&T, 8.35%, 1/15/25......................................................................            5,000            5,588
BellSouth Telecom, 7.875%, 8/1/32.........................................................            6,400            6,816
GTE, Deb., 9.375%, 12/1/00................................................................           10,000           11,331
GTE Hawaiian Telephone, Deb., 7.00%, 2/1/06...............................................            5,000            5,161
Pacific Bell, 6.625%, 10/15/34............................................................           11,200           10,512
                                                                                                                      39,408
----------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES (COST $385,358)                                                                      407,039


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   Amount           Value
                                                                                                 ----------       ----------
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage-Backed Securities -- 30.8%
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.8%
Federal Home Loan Mortgage, 6.50%, 11/1/04 - 6/1/24.......................................       $   12,081       $   11,836
     7.00%, 2/1/24........................................................................            4,906            4,910
     7.50%, 3/1 - 6/1/24..................................................................           10,399           10,587
     8.00%, 6/1/08........................................................................              156              161
     9.00%, 3/1/21 - 5/1/22...............................................................            8,754            9,176
     9.75%, 12/1/17.......................................................................            3,077            3,290
     10.50%, 2/1/01 - 8/1/20..............................................................            1,490            1,624
     11.00%, 5/1/11 - 7/1/20..............................................................              709              786
     11.50%, 6/1/01.......................................................................               15               16
Federal National Mortgage Assn., 8.75%, 3/1/10............................................               20               20
     10.50%, 7/1/09 - 4/1/22..............................................................            3,247            3,581
                                                                                                                      45,987
U.S. GOVERNMENT GUARANTEED OBLIGATIONS -- 28.0%
Government National Mortgage Assn., I, 6.00%, 12/15/23 - 4/15/24..........................            3,579            3,435
     6.50%, 9/15/23 - 10/15/25............................................................           13,011           12,782
     7.00%, 4/15/22 - 10/15/25............................................................           52,289           52,482
     7.50%, 8/15/16 - 7/15/25.............................................................           75,947           77,783
     8.00%, 7/15/16 - 9/15/25.............................................................           61,982           64,727
     8.50%, 9/15/16 - 8/15/25.............................................................           58,018           60,806
     9.00%, 1/15/09 - 4/15/25.............................................................           35,446           37,619
     9.50%, 6/15/09 - 3/15/25.............................................................           91,739           99,126
     11.00%, 12/15/09 -1/15/21............................................................           27,248           30,679
     11.50%, 3/15/10 -10/15/15............................................................            3,627            4,134
     II, 7.00%, 12/20/23..................................................................            1,582            1,578
     9.00%, 6/20/16 - 5/20/22.............................................................           10,668           11,174
     GPM, I, 10.25%, 2/15/16 - 11/15/20...................................................            5,591            6,138
                                                                                                                     462,463
----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (COST $498,213)                                                     508,450

----------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations -- 40.7%
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 8/15/23.......................................................           29,145           29,154
     6.875%, 8/15/25......................................................................           33,000           36,300
     7.50%, 11/15/24......................................................................            4,100            4,794
     7.625%, 2/15/25......................................................................            1,000            1,189
     7.875%, 2/15/21......................................................................           35,000           42,055
     8.00%, 11/15/21......................................................................           42,160           51,468
     8.125%, 5/15/21......................................................................           32,140           39,658
U.S. Treasury Notes, 5.75%, 9/30/97.......................................................           10,000           10,063
     5.875%, 2/15/04......................................................................              125              126
     5.875%, 11/15/05.....................................................................           16,300           16,443
     6.125%, 9/30/00......................................................................           10,000           10,234
     6.375%, 8/15/02......................................................................            5,000            5,196

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   Amount           Value
                                                                                                 ----------       ----------
U.S. Treasury Notes, 6.50%, 8/15/97.......................................................       $    2,700       $    2,749
     6.50%, 5/15/05.......................................................................           69,700           73,326
     6.50%, 8/15/05.......................................................................           26,000           27,361
     6.875%, 8/31/99......................................................................           13,180           13,779
     7.125%, 9/30/99......................................................................            6,375            6,725
     7.25%, 5/15/04.......................................................................          109,225          119,892
     7.25%, 8/15/04.......................................................................           14,300           15,716
     7.50%, 11/15/01......................................................................           30,000           32,822
     7.50%, 5/15/02.......................................................................            6,000            6,596
     7.50%, 2/15/05.......................................................................           11,750           13,160
     7.75%, 11/30/99......................................................................           76,250           82,231
     7.875%, 11/15/04.....................................................................           27,215           31,127
----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $612,804)                                                                    672,164

----------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities -- 0.9%
----------------------------------------------------------------------------------------------------------------------------
AUTO-BACKED -- 0.9%
Daimler-Benz Auto Grantor Trust, 3.90%, 10/15/98..........................................            2,245            2,219
Ford Credit Grantor Trust, 4.30%, 7/15/98.................................................            2,035            2,012
GMAC Grantor Trust, 4.15%, 3/15/98........................................................            1,101            1,093
Olympic Automobile Receivable, 4.95%, 10/15/99............................................            1,573            1,537
Premier Auto Trust, 4.22%, 3/2/99.........................................................            4,573            4,498
Toyota Auto Receivables, 3.90%, 8/17/98...................................................            1,984            1,960
Zions Auto Trust, 4.65%, 6/15/99..........................................................            1,142            1,136
                                                                                                                      14,455
HOME EQUITY LOAN-BACKED -- 0.0%
Home Equity Loan, REMIC, 5.65%, 11/15/14..................................................              817              798
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES (COST $15,453)                                                                          15,253

----------------------------------------------------------------------------------------------------------------------------
U.S. $ Denominated Foreign Securities/1/ -- 2.1%
----------------------------------------------------------------------------------------------------------------------------
British Columbia Hydro & Power, Notes, 15.50%, 11/15/11...................................           14,150           16,284
Inter-American Development Bank, Notes, 9.50%, 10/15/97...................................            2,600            2,773
Province of Ontario, Deb., 15.75%, 3/15/12................................................            9,000           10,552
     17.00%, 11/5/11......................................................................            5,000            5,800
----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. $ DENOMINATED FOREIGN SECURITIES (COST $36,369)                                                            35,409

----------------------------------------------------------------------------------------------------------------------------
Commercial Paper -- 0.2%
----------------------------------------------------------------------------------------------------------------------------
Investments in Commercial Paper through a joint account,
     5.90-5.93%, 12/1/95 (Cost $2,877)....................................................            2,877            2,877

                                                                                                                    Value
                                                                                                                  ----------
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.4% OF NET ASSETS
(COST $1,551,074)                                                                                                 $1,641,192
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES.............................................................                             9,116
                                                                                                                  ----------
                                                                                                    Value
                                                                                                 ----------
NET ASSETS CONSIST OF:
Accumulated net investment income - net of distributions..................................       $    2,679
Accumulated net realized gain/loss - net of distributions.................................          (10,430)
Net unrealized gain (loss)................................................................           90,118
Paid-in-capital applicable to 179,554,080 shares of $1.00 par value capital
   stock outstanding; 300,000,000 shares authorized.......................................        1,567,941
                                                                                                 ----------
NET ASSETS................................................................................                        $1,650,308
                                                                                                                  ==========
NET ASSET VALUE PER SHARE.................................................................                             $9.19
                                                                                                                       =====
----------------------------------------------------------------------------------------------------------------------------

  /1/ Marketable securities (payable in U.S. dollars) issued or guaranteed by a foreign government or community.

  GPM  Graduated Payment Mortgage

  MTN  Medium Term Note

REMIC  Real Estate Mortgage Investment Conduit

 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 2% of net assets.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
T. Rowe Price New Income Fund / Six Months Ended November 30, 1995 (Unaudited) (in thousands)

INVESTMENT INCOME
Interest income................................................         $59,151
                                                                        -------
Expenses
  Investment management........................................           3,858
  Shareholder servicing........................................           1,837
  Custody and accounting.......................................             221
  Prospectus and shareholder reports...........................              55
  Registration.................................................              21
  Legal and audit..............................................              14
  Directors....................................................               9
  Miscellaneous................................................              15
                                                                        -------
  Total expenses...............................................           6,030
  Expenses paid indirectly.....................................              (5)
                                                                        -------
  Net expenses.................................................           6,025
                                                                        -------
Net investment income..........................................          53,126
                                                                        -------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities.........................           2,445
Change in net unrealized gain or loss on securities............          36,583
                                                                        -------
Net realized and unrealized gain (loss)........................          39,028
                                                                        -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..............         $92,154
                                                                        =======
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
T. Rowe Price New Income Fund (Unaudited)
(in thousands)

                                                                                         Six Months Ended        Year Ended
                                                                                         November 30, 1995       May 31,1995
                                                                                         -----------------       -----------
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
  Net investment income...........................................................          $   53,126           $   98,482
  Net realized gain (loss)........................................................               2,445              (11,115)
  Change in net unrealized gain or loss...........................................              36,583               68,296
                                                                                            ----------           ----------
  Increase (decrease) in net assets from operations...............................              92,154              155,663
                                                                                            ----------           ----------
Distributions to shareholders
  Net investment income...........................................................             (53,113)             (95,838)
  Net realized gain...............................................................                  --               (2,632)
                                                                                            ----------           ----------
  Decrease in net assets from distributions to shareholders.......................             (53,113)             (98,470)
                                                                                            ----------           ----------
Capital share transactions*
  Shares sold.....................................................................             166,103              355,522
  Distributions reinvested........................................................              39,419               85,120
  Shares redeemed.................................................................            (160,158)            (306,988)
                                                                                            ----------           ----------
  Increase (decrease) in net assets from capital share transactions...............              45,364              133,654
                                                                                            ----------           ----------
Increase (decrease) in net assets.................................................              84,405              190,847
NET ASSETS
Beginning of period...............................................................           1,565,903            1,375,056
                                                                                            ----------           ----------
End of period.....................................................................          $1,650,308           $1,565,903
                                                                                            ==========           ==========
---------------------------------------------------------------------------------------------------------------------------
*Share information
  Shares sold.....................................................................              18,380               41,628
  Distributions reinvested........................................................               4,366                9,921
  Shares redeemed.................................................................             (17,792)             (35,940)
                                                                                            ----------           ----------
  Increase (decrease) in shares outstanding.......................................               4,954               15,609
                                                                                            ==========           ==========
---------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
T. Rowe Price New Income Fund / November 30, 1995 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc., (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

A) Valuation - Debt securities are generally traded in the over-the-counter market. Investments in securities with remaining maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

B) Premiums and Discounts - Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

C) Other - Income and expenses are recorded on the accrual basis. Expenses paid indirectly are custody fees paid by float credits earned on daily residual cash balances at the custodian. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

A) Commercial Paper Joint Account - The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

B) Securities Lending - To earn additional income, the fund lends its securities to approved brokers. At November 30, 1995, the market value of securities on loan was $364,919,000, which was fully collateralized with cash and U.S. Treasury securities. Although the risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

C) Other - Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $100,622,000 and $115,556,000, respectively, for the six months ended November 30, 1995. Purchases and sales of U.S. government securities aggregated $223,443,000 and $125,448,000, respectively, for the six months ended November 30, 1995.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund has an unused realized capital loss carryforward for federal income tax purposes of $1,115,000, which expires in 2003. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At November 30, 1995, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,551,074,000 and net unrealized gain aggregated $90,118,000, of which $96,060,000 related to appreciated investments and $5,942,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the Manager) provides for an annual investment management fee, of which $654,000 was payable at November 30, 1995. The fee is computed daily and paid monthly, and consists of an Individual Fund Fee equal to 0.15% of average daily net assets and a Group Fee. The Group Fee is based on the combined assets of certain mutual funds sponsored by the Manager or Rowe Price-Fleming International, Inc. (the Group). The Group Fee rate ranges from 0.48% for the first $1 billion of assets to 0.31% for assets in excess of $34 billion. At November 30, 1995, and for the six months then ended, the effective annual Group Fee rate was 0.34%. The fund pays a pro rata share of the Group Fee based on the ratio of its net assets to those of the Group.

     In addition, the fund has entered into agreements with the Manager and two wholly owned subsidiaries of the Manager, pursuant to which the fund receives certain other services. The Manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS), is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Additionally, the fund is one of several T. Rowe Price mutual funds (the Underlying Funds) in which the T. Rowe Price Spectrum Income Fund (Spectrum) invests. In accordance with an Agreement among Spectrum, the Underlying Funds, the Manager, and TRPS, expenses from the operation of Spectrum are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by Spectrum. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,740,000 for the six months ended November 30, 1995, of which $349,000 was payable at period-end.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
T. Rowe Price New Income Fund (Unaudited)

                                                                  For a share outstanding throughout each period
                                                ----------------------------------------------------------------------------------
                                                                           Three
                                                Six Months     Year        Months                     Year Ended
                                                   Ended       Ended       Ended      --------------------------------------------
                                                 Nov. 30,     May 31,     May 31,     Feb. 28,    Feb. 28,    Feb. 29,    Feb. 28,
                                                   1995        1995        1994++       1994        1993        1992        1991
                                                ----------    -------     -------     --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.......       $ 8.97      $ 8.65      $ 9.12       $ 9.24      $ 8.94      $ 8.60      $ 8.37
                                                  ------      ------      ------       ------      ------      ------      ------
Investment Activities
   Net investment income...................         0.30        0.58        0.14         0.54        0.57        0.67        0.70
   Net realized and unrealized
      gain (loss)..........................         0.22        0.34       (0.40)       (0.05)       0.30        0.36        0.24
                                                  ------      ------      ------       ------      ------      ------      ------
   Total from investment activities........         0.52        0.92       (0.26)        0.49        0.87        1.03        0.94
                                                  ------      ------      ------       ------      ------      ------      ------
Distributions
   Net investment income...................        (0.30)      (0.58)      (0.14)       (0.54)      (0.57)      (0.67)      (0.70)
   Net realized gain.......................           --       (0.02)      (0.07)       (0.07)         --       (0.02)      (0.01)
                                                  ------      ------      ------       ------      ------      ------      ------
   Total distributions.....................        (0.30)      (0.60)      (0.21)       (0.61)      (0.57)      (0.69)      (0.71)
                                                  ------      ------      ------       ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD.............       $ 9.19      $ 8.97      $ 8.65       $ 9.12      $ 9.24      $ 8.94      $ 8.60
                                                  ======      ======      ======       ======      ======      ======      ======
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Total return...............................         5.94%      11.13%      (2.84)%       5.36%      10.12%      12.40%      11.77%
Ratio of expenses to average net assets....         0.76%+*     0.78%       0.80%+       0.82%       0.84%       0.87%       0.88%
Ratio of net investment income to
   average net assets......................         6.71%+      6.95%       6.43%+       5.77%       6.36%       7.64%       8.33%
Portfolio turnover rate....................         31.0%+      54.1%       91.5%+       58.3%       85.8%       49.7%       20.7%
Net assets, end of period
   (in millions)...........................       $1,650      $1,566      $1,375       $1,458      $1,527      $1,307      $1,131
---------------------------------------------------------------------------------------------------------------------------------

 + Annualized
++ The fund's fiscal year-end was changed to May 31.
 * Beginning in fiscal 1995, includes expenses paid indirectly.

================================================================================
Shareholder Services
================================================================================

To help shareholders monitor their current investments and make decisions that accurately reflect their financial goals, T.Rowe Price offers a wide variety of information and services -- at no extra cost.

KNOWLEDGEABLE SERVICE REPRESENTATIVES

BY PHONE -- Shareholder service representatives are available from 8 a.m. to 10 p.m. Monday - Friday, and weekends from 8.30 a.m. to 5 p.m. E.T. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

IN PERSON -- Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. While there, you can drop off applications or obtain prospectuses and other literature.

AUTOMATED 24-HOUR SERVICES

    Tele*Access(R) (1-800-638-2587) provides information such as account balance, date and amount of your last transaction, latest dividend payment, and fund prices and yields. Additionally, you have the ability to request prospectuses, statements, account and tax forms; reorder checks, and initiate purchase, redemption, and exchange orders for identically registered accounts.

    PC*Access(R) provides the same information as Tele*Access, but on a personal computer via dial-up modem.

ACCOUNT SERVICES

    Checking -- Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield Fund and Emerging Markets Bond Fund).

    Automatic Investing -- Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a stock fund. A low, $50 minimum makes it easy to get started.

    Automatic Withdrawal -- If you need money from your fund account on a regular basis, you can establish scheduled, automatic redemptions.

    Dividend and Capital Gains Payment Options -- Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

INVESTMENT INFORMATION

    Combined Statement -- A comprehensive overview of your T. Rowe Price accounts. The summary page gives your earnings by tax category provides total portfolio value, and lists your investments by type -- stock, bond, and money market. Detail pages itemize account transactions by fund.

    Shareholder Reports -- Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

    The T. Rowe Price Report -- A quarterly newsletter with relevant articles on market trends, personal financial planning and T. Rowe price's economic perspective.

    Performance Update -- A quarterly report reviewing recent market developments and providing comprehensive performance information for every
T. Rowe Price fund.

    Insights -- A library of information that includes reports on mutual fund tax issues, investment strategies, and financial markets.

    Detailed Investment Guides -- Our widely acclaimed Asset Mix Worksheet, College Planning Kit, Retirees Financial Guide, Retirement Planning Kit (also available on disk for PC use), and Guide to Risk-Adjusted Performance can help you determine and reach your investment goals.

DISCOUNT BROKERAGE

    You can trade stocks, bonds, options, precious metals, and other securities at a substantial savings over regular commission rates. Call a shareholder service representative for more information.

================================================================================
T. Rowe Price No-Load Mutual Funds
================================================================================

STABILITY

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
California Tax-Free Money
New York Tax-Free Money
Summit Municipal Money
     Market
Tax-Exempt Money

CONSERVATIVE INCOME

Short-Term Bond
Short-Term Global Income
Short-Term U.S. Government
Summit Limited-Term Bond
U.S. Treasury Intermediate
Florida Insured Intermediate
     Tax-Free
Maryland Short-Term
     Tax-Free Bond
Summit Municipal
     Intermediate
Tax-Free Insured
     Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
     Tax-Free Bond

INCOME

Global Government Bond
GNMA
New Income
Spectrum Income
Summit GNMA
U.S. Treasury Long-Term
California Tax-Free Bond
Georgia Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Tax-Free Income
Virginia Tax-Free Bond

AGGRESSIVE INCOME

Corporate Income
Emerging Markets Bond
High Yield
International Bond
Tax-Free High Yield

CONSERVATIVE
GROWTH

Balanced
Capital Appreciation
Dividend Growth
Equity Income
Equity Index
Growth & Income
Spectrum Growth
Value

GROWTH

Blue Chip Growth
European Stock
Global Stock
Growth Stock
International Stock
Japan
Mid-Cap Growth
New Era
OTC
Small-Cap Value

AGGRESSIVE GROWTH

Capital Opportunity
Health Sciences
Emerging Markets Stock
International Discovery
Latin America
New America Growth
New Asia
New Horizons
Science & Technology

PERSONAL STRATEGY
FUNDS

Personal Strategy Income
Personal Strategy Balanced
Personal Strategy Growth

Call if you want to know about any T. Rowe Price fund. We'll send you a prospectus with more complete information, including management fees and other expenses. Read it carefully before you invest or send money.

T. Rowe Price Investment
Services, Inc. Distributor.

--------------------------------------------------------------------------------
SEMIANNUAL REPORT
--------------------------------------------------------------------------------

T.Rowe Price
------------
NEW INCOME FUND

NOVEMBER 30, 1995


FOR YIELD, PRICE, LAST TRANSACTION,
AND CURRENT BALANCE, 24 HOURS,
7 DAYS A WEEK, CALL:
1-800-638-2587 toll free
625-7676 Baltimore area

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132 toll free
625-6500 Baltimore area

T. ROWE PRICE
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price New Income Fund(R).

Invest With Confidence   [LOGO APPEARS HERE]
T. Rowe Price


NIF